ACCOUNTS PAYABLE (Schedule of Accounts Payable) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts payable to third parties	$ 2,617,491	$ 1,272,381
Accounts payable to related parties	363,023	77,118
Notes payable	13,291,751	13,205,785
Accounts payable	$ 16,272,265	$ 14,555,284